SEGMENTS AND GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2012
SEGMENTS AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENTS AND GEOGRAPHIC INFORMATION
NOTE 10:-	SEGMENTS AND GEOGRAPHIC INFORMATION

a.	Segment information: The Company manages its business on the basis of one reportable segment.

b.
Total revenues are attributed to geographic areas based on the bill-to location of the customers or customers' manufacturing subcontractors.
The following table presents total revenues for the six month periods ended June 30, 2012 and June 30, 2011, and for the year ended December 31, 2011 and long-lived assets as of June 30, 2012, June 30, 2011 and December 31, 2011:

	Six months ended June 30, 2012		Six months ended June 30, 2011		Year ended December 31, 2011
	Revenues	Long-lived Assets (*)	Revenues	Long-lived Assets (*)	Revenues	Long-lived Assets (*)

Israel	$3,500	$1,289	$3,318	$671	$5,643	$1,026
China and Hong Kong	9,498	-	9,620	-	25,136	-
Far East (excluding China and Hong Kong)	889	-	846	-	2,933	-
Canada	66	-	799	-	1,375	-
USA	3,346	1	5,316	2	10,440	2
Europe	12,840	-	10,369	-	17,635	-
Others	74	-	217	-	295	-

	$30,213	$1,290	$30,485	$$673	$63,457	$1,028

(*)	Excluded goodwill and intangible assets.

c.
Revenues from network processors amounted to $29,342, $29,488, and $61,802 for the six months ended June 30, 2012, June 30, 2011, and for the year ended December 31, 2011, respectively (including network processing units based systems). These revenues also included royalty revenues derived from the agreement with Marvell which amounted to $12,808, $9,845 and $16,845 for the six months ended June 30, 2012 and June 30, 2011, and for the year ended December 31, 2011, respectively. In addition, revenues from software tools and other services amounted to $871, $997 and $1,655 for the six months ended June 30, 2012 and June 30, 2011, and for the year ended December 31, 2011, respectively.

d.	Sales to the Company's significant customers, including sales to their manufacturing subcontractors, as a percentage of total revenue were as follows:

	Six months ended June 30,		Year ended December 31,
	2012	2011	2011
	Unaudited		Audited

Customer A	43%	32%	27%
Customer B	17%	(*)	11%
Customer C	14%	21%	24%

(*) less than 10%